Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2018 and 2019:

	RMB			RMB equivalent (US$)			RMB equivalent (HKD/SGD/IDR)			Total in RMB
	Overseas	China		Overseas	China		Overseas	China
		Non VIE	VIE		Non VIE	VIE		Non VIE	VIE
December 31, 2018	—	39,016,535	19,464,246	2,125,034,745	2,269,863	—	502,857	—	—	2,186,288,246
December 31, 2019	—	59,438,015	7,806,771	223,534,731	56,358,066	969	678,541	—	—	347,817,093